CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive loss (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Parent Company Statements Of Operations And Comprehensive Loss
Revenues	¥ 83,777,571	$ 12,508,368	¥ 47,938,575	¥ 65,760,651
Cost of revenues	64,352,834	9,608,167	40,723,547	46,154,255
Gross profit	19,424,737	2,900,201	7,215,028	19,606,396
General and administrative expenses	83,281,958	12,434,371	45,949,157	26,120,099
Provision of (net recovery of) credit losses	(658,823)	(98,365)	8,191,247	2,203,531
Loss from operations	82,313,417	12,289,763	61,578,948	20,177,032
Fair value changes of warrants liability	174,485,575	26,051,481	35,365,792	0
Other income (loss)	15,855	2,367	192,137	78,417
Net income (loss)	94,289,395	14,077,831	(25,866,828)	(20,122,604)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustment	9,332,625	1,393,403	(850,895)	(84,205)
Comprehensive income (loss) attributable to Recon Technology, Ltd	104,919,420	15,664,942	(23,683,629)	(19,330,906)
RECON TECHNOLOGY, LTD
Parent Company Statements Of Operations And Comprehensive Loss
Revenues			121,197	20,079,210
Cost of revenues			97,024	16,063,368
Gross profit			24,173	4,015,842
General and administrative expenses	62,918,622	9,394,033	29,502,464	13,337,810
Provision of (net recovery of) credit losses	1,923,382	287,170	1,933,986
Loss from operations	(64,842,004)	(9,681,203)	(31,412,277)	(9,321,968)
Fair value changes of warrants liability	174,485,575	26,051,481	35,365,792
Other income (loss)	4,105,116	612,913	320,235	(1,298,039)
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(18,161,892)	(2,711,652)	(27,106,484)	(8,626,694)
Net income (loss)	95,586,795	14,271,539	(22,832,734)	(19,246,701)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustment	9,332,625	1,393,403	(850,895)	(84,205)
Comprehensive income (loss) attributable to Recon Technology, Ltd	¥ 104,919,420	$ 15,664,942	¥ (23,683,629)	¥ (19,330,906)